SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Schedule of estimated useful lives:

Software and electronic equipment	3-5 years
Building	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Credit Concentration Risk
Significant accounting policies
Schedule of concentration risk:

As of December 31,
	2018	2019
	RMB	RMB
Company A	10,600(18.0%)	13,495(7.1%)
Company B	25,264(42.9%)	50,567(26.8%)
Company C	—	80,024(42.4%)
Total	35,864(60.9%)	144,086(76.3%)

Related parties concentration risk
Significant accounting policies
Schedule of concentration risk:

As of December 31,
	2018	2019
	RMB	RMB
Company D	631,204(96.2%)	1,401,015(98.6%)
Total	631,204(96.2%)	1,401,015(98.6%)

Customer Concentration Risk
Significant accounting policies
Schedule of concentration risk:

	For the years ended December 31,
	2017		2018		2019
	RMB		RMB		RMB
Company D	1,773,595	(86.6)%	2,798,824	(76.8)%	4,271,135	(73.5)%
Total	1,773,595	(86.6)%	2,798,824	(76.8)%	4,271,135	(73.5)%